Subscription Fees Advanced from One Investor (Details)		12 Months Ended
	Apr. 12, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2020 shares
Subscription Fees Advanced from One Investor [Line Items]
Cash consideration		¥ 15,000,000
Gain on extinguishment of liability				¥ 8,996,341
Shanghai Xinhui Investment Consulting Co., Ltd. [Member]
Subscription Fees Advanced from One Investor [Line Items]
Consideration amount	¥ 6,003,659
Gain on extinguishment of liability	¥ 6,003,659
Zhibao China [Member]
Subscription Fees Advanced from One Investor [Line Items]
Equity interest						12.20%
Series Pre-A Redeemable Preferred Shares [Member]
Subscription Fees Advanced from One Investor [Line Items]
Preferred stock, shares outstanding (in Shares) | shares						6,521,739